Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 8	$ 8	$ 17	$ 17
Series 1 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	2	2	4	4
Series 2 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	0	0	0	0
Series 3 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	3	3	6	6
Series 5 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	2	2	4	4
Series 7 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 1	$ 1	$ 3	$ 3